Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2023-2026) (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,600,000
Plan 2023 - 2026 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year		436,175	720,368
Granted		3,429	48,785	778,756
Settled		(218,192)	(260,960)	(7,473)
Expired		(14,444)	(72,018)	(50,915)
Amount at the end of the fiscal year		206,968	436,175	720,368
Expense recognized during the fiscal year | $		$ 3	$ 3	$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 14.63